May 4, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:        Transamerica Life Insurance and Annuity Company - Separate Account VA-7
                      Post-Effective Amendment No. 4
                      File Nos. 333-57697 and 811-08835

Commissioners:

On behalf of Transamerica Life Insurance and Annuity Company’s Separate Account VA-7 (“Separate Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information (“SAI”) for certain contracts offered by the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-4 registration statement for the Separate Account (the “Registration Statement”), which was filed electronically with the Securities and Exchange Commission on April 25, 2001.

Sincerely,

Regina M. Fink
Counsel to Transamerica Life Insurance
and Annuity Company